Financial Information - Washington Federal, INC.	12 Months Ended
Sep. 30, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information - Washington Federal, INC.
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.

The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
September 30,	2015	2014
	(In thousands)
Assets
Cash	$7,628	$3,895
Investment in subsidiary	1,949,262	1,983,788
Total assets	$1,956,890	$1,987,683

Liabilities
Dividend payable and other liabilities	$1,211	$14,400
Total liabilities	1,211	14,400

Stockholders’ equity
Total stockholders’ equity	1,955,679	1,973,283
Total liabilities and stockholders’ equity	$1,956,890	$1,987,683

Condensed Statements of Operations
Year ended September 30,	2015	2014	2013
	(In thousands)
Income
Dividends from subsidiary	$175,000	$70,000	$143,799
Total Income	175,000	70,000	143,799
Expense
Miscellaneous	439	485	530
Total expense	439	485	530

Net income before equity in undistributed net income of subsidiary	174,561	69,515	143,269
Equity in undistributed net income of subsidiary	(14,402)	87,675	8,045
Income before income taxes	160,159	157,190	151,314
Income tax benefit	157	174	191
Net income	$160,316	$157,364	$151,505

Condensed Statements of Cash Flows
Year ended September 30,	2015	2014	2013
	(In thousands)
Cash Flows From Operating Activities
Net income	$160,316	$157,364	$151,505
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries	32,375	(87,943)	(4,893)
Decrease (increase) in other assets	—	1	1
Increase in other liabilities	(13,189)	4,152	1,698
Net cash provided by operating activities	179,502	73,574	148,311

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	2,070	10,252	4,261
Treasury stock purchased	(126,728)	(104,291)	(110,238)
Dividends paid on common stock	(51,111)	(42,065)	(37,835)
Net cash used in financing activities	(175,769)	(136,104)	(143,812)

Increase (decrease) in cash	3,733	(62,530)	4,499
Cash at beginning of year	3,895	66,425	61,926
Cash at end of year	$7,628	$3,895	$66,425